Quarterly Holdings Report
for
Fidelity® MSCI Real Estate Index ETF
October 31, 2024
T16-NPRT1-1224
1.9862677.109

Schedule of Investments October 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
DIVERSIFIED REITS – 1.9%
Diversified REITs – 1.9%
Alexander & Baldwin, Inc.		50,011	$930,705
American Assets Trust, Inc.		35,757	963,651
Armada Hoffler Properties, Inc.		54,375	588,881
Broadstone Net Lease, Inc.		130,631	2,297,800
Empire State Realty Trust, Inc. Class A		96,402	1,021,861
Essential Properties Realty Trust, Inc.		118,713	3,762,015
Gladstone Commercial Corp.		30,961	487,481
Global Net Lease, Inc.		143,923	1,121,160
One Liberty Properties, Inc.		14,487	386,803
WP Carey, Inc.		152,961	8,522,987
TOTAL DIVERSIFIED REITS	20,083,344
HEALTH CARE REITS – 11.8%
Health Care REITs – 10.6%
American Healthcare REIT, Inc.		105,880	2,816,408
CareTrust REIT, Inc.		97,170	3,174,544
Community Healthcare Trust, Inc.		18,953	355,558
Diversified Healthcare Trust		122,497	437,314
Global Medical REIT, Inc.		46,958	426,848
Healthcare Realty Trust, Inc.		266,103	4,571,650
Healthpeak Properties, Inc.		496,577	11,148,154
LTC Properties, Inc.		30,515	1,165,673
Medical Properties Trust, Inc.		421,519	1,951,633
National Health Investors, Inc.		31,397	2,406,580
Omega Healthcare Investors, Inc.		172,139	7,310,743
Sabra Health Care REIT, Inc.		166,534	3,230,760
Universal Health Realty Income Trust		9,329	369,055
Ventas, Inc.		283,496	18,566,153
Welltower, Inc.		396,892	53,532,793
			111,463,866
Office REITs – 1.2%
Alexandria Real Estate Equities, Inc.		110,225	12,295,599
TOTAL HEALTH CARE REITS	123,759,465
HOTEL & RESORT REITS – 2.3%
Hotel & Resort REITs – 2.3%
Apple Hospitality REIT, Inc.		161,691	2,388,176
Chatham Lodging Trust		37,229	294,109
DiamondRock Hospitality Co.		156,099	1,337,769
Host Hotels & Resorts, Inc.		492,151	8,484,683
Park Hotels & Resorts, Inc.		153,502	2,132,143
Pebblebrook Hotel Trust		83,440	999,611
RLJ Lodging Trust		106,947	946,481
Ryman Hospitality Properties, Inc.		40,444	4,329,530
Service Properties Trust		112,752	360,806
Summit Hotel Properties, Inc.		75,249	460,524
Sunstone Hotel Investors, Inc.		135,326	1,365,439
Xenia Hotels & Resorts, Inc.		74,504	1,055,722
TOTAL HOTEL & RESORT REITS	24,154,993

		Shares	Value
INDUSTRIAL REITS – 10.2%
Industrial REITs – 10.2%
Americold Realty Trust, Inc.		192,501	$4,943,426
EastGroup Properties, Inc.		34,097	5,840,134
First Industrial Realty Trust, Inc.		94,273	4,948,390
LXP Industrial Trust		214,958	2,029,203
Plymouth Industrial REIT, Inc.		32,713	664,728
Prologis, Inc.		649,486	73,352,949
Rexford Industrial Realty, Inc.		154,547	6,628,521
STAG Industrial, Inc.		129,908	4,842,970
Terreno Realty Corp.		68,638	4,114,848
TOTAL INDUSTRIAL REITS	107,365,169
OFFICE REITS – 3.5%
Office REITs – 3.5%
Brandywine Realty Trust		117,776	597,124
BXP, Inc.		104,405	8,410,867
COPT Defense Properties		78,312	2,521,646
Cousins Properties, Inc.		109,013	3,339,068
Douglas Emmett, Inc.		114,773	2,041,812
Easterly Government Properties, Inc.		66,698	904,425
Equity Commonwealth (a)		73,853	1,461,551
Highwoods Properties, Inc.		76,194	2,555,547
Hudson Pacific Properties, Inc.		87,588	378,380
JBG SMITH Properties		60,360	1,026,120
Kilroy Realty Corp.		77,750	3,127,105
Paramount Group, Inc.		117,711	570,898
Peakstone Realty Trust		26,161	343,232
Piedmont Office Realty Trust, Inc. Class A		94,407	938,406
SL Green Realty Corp.		46,546	3,519,343
Vornado Realty Trust		114,901	4,758,051
TOTAL OFFICE REITS	36,493,575
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.4%
Diversified Real Estate Activities – 0.2%
RMR Group, Inc. Class A		10,034	241,518
St. Joe Co.		25,261	1,305,994
Tejon Ranch Co. (a)		13,106	208,517
			1,756,029
Real Estate Development – 0.2%
Forestar Group, Inc. (a)		16,267	513,549
Howard Hughes Holdings, Inc. (a)		22,973	1,746,867
			2,260,416
Real Estate Operating Companies – 0.1%
FRP Holdings, Inc. (a)		9,804	284,316
Kennedy-Wilson Holdings, Inc.		76,174	814,300
			1,098,616
Real Estate Services – 6.9%
Anywhere Real Estate, Inc. (a)		74,253	286,617
CBRE Group, Inc. Class A (a)		215,062	28,166,670
Compass, Inc. Class A (a)		275,826	1,751,495

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Common Stocks – continued
		Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – continued
CoStar Group, Inc. (a)		287,108	$20,898,591
Cushman & Wakefield PLC (a)		118,274	1,602,613
eXp World Holdings, Inc.		57,813	770,069
Jones Lang LaSalle, Inc. (a)		33,582	9,099,379
Marcus & Millichap, Inc.		18,961	717,484
Newmark Group, Inc. Class A		105,658	1,583,813
Opendoor Technologies, Inc. (a)		413,798	724,147
Redfin Corp. (a)		87,532	907,707
Zillow Group, Inc. Class C (a)		111,413	6,694,807
			73,203,392
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT	78,318,453
RESIDENTIAL REITS – 12.5%
Multi-Family Residential REITs – 8.5%
Apartment Investment & Management Co. Class A (a)		89,221	753,025
AvalonBay Communities, Inc.		99,503	22,050,860
Camden Property Trust		74,820	8,663,408
Centerspace		10,478	729,897
Elme Communities		60,692	1,023,874
Equity Residential		238,868	16,809,141
Essex Property Trust, Inc.		44,946	12,758,371
Independence Realty Trust, Inc.		161,260	3,163,921
Mid-America Apartment Communities, Inc.		81,699	12,364,327
NexPoint Residential Trust, Inc.		16,781	698,929
UDR, Inc.		218,793	9,230,877
Veris Residential, Inc.		50,591	833,234
			89,079,864
Single-Family Residential REITs – 4.0%
American Homes 4 Rent Class A		230,063	8,107,420
Equity LifeStyle Properties, Inc.		123,904	8,688,148
Invitation Homes, Inc.		428,481	13,458,588
Sun Communities, Inc.		87,076	11,553,244
UMH Properties, Inc.		49,203	917,636
			42,725,036
TOTAL RESIDENTIAL REITS	131,804,900
RETAIL REITS – 13.5%
Retail REITs – 13.5%
Acadia Realty Trust		75,211	1,841,917
Agree Realty Corp.		70,605	5,242,421
Alexander's, Inc.		1,724	391,400
Brixmor Property Group, Inc.		213,528	5,754,580
CBL & Associates Properties, Inc.		8,287	219,191
Curbline Properties Corp. (a)		69,270	1,567,580
Federal Realty Investment Trust		52,223	5,788,397
Getty Realty Corp.		35,956	1,128,659

		Shares	Value

InvenTrust Properties Corp.		53,083	$1,563,294
Kimco Realty Corp.		476,133	11,293,875
Kite Realty Group Trust		156,887	4,027,289
Macerich Co.		155,485	2,907,570
NETSTREIT Corp.		51,910	804,605
NNN REIT, Inc.		127,534	5,540,077
Phillips Edison & Co., Inc.		85,133	3,218,879
Realty Income Corp.		604,622	35,896,408
Regency Centers Corp.		122,769	8,770,617
Retail Opportunity Investments Corp.		90,714	1,406,067
Saul Centers, Inc.		8,794	344,197
Simon Property Group, Inc.		229,037	38,734,738
SITE Centers Corp.		34,258	546,415
Tanger, Inc.		77,198	2,565,290
Urban Edge Properties		85,962	1,911,795
Whitestone REIT		35,304	486,489
TOTAL RETAIL REITS	141,951,750
SPECIALIZED REITS – 36.7%
Data Center REITs – 9.5%
Digital Realty Trust, Inc.		221,929	39,554,406
Equinix, Inc.		66,536	60,420,011
			99,974,417
Other Specialized REITs – 7.1%
EPR Properties		54,770	2,484,915
Farmland Partners, Inc.		30,429	356,324
Four Corners Property Trust, Inc.		67,152	1,850,709
Gaming & Leisure Properties, Inc.		190,884	9,580,468
Gladstone Land Corp.		22,016	286,868
Iron Mountain, Inc.		206,212	25,514,611
Lamar Advertising Co. Class A		61,915	8,172,780
Outfront Media, Inc.		97,265	1,727,426
Safehold, Inc.		35,816	762,164
Uniti Group, Inc.		169,350	858,605
VICI Properties, Inc.		730,545	23,202,109
			74,796,979
Self-Storage REITs – 6.7%
CubeSmart		157,611	7,540,110
Extra Space Storage, Inc.		148,869	24,310,308
National Storage Affiliates Trust		53,390	2,250,388
Public Storage		110,848	36,475,643
			70,576,449
Telecom Tower REITs – 11.4%
American Tower Corp.		327,411	69,915,345
Crown Castle, Inc.		304,537	32,734,682
SBA Communications Corp.		75,721	17,375,698
			120,025,725
Timber REITs – 2.0%
PotlatchDeltic Corp.		55,362	2,301,398
Rayonier, Inc.		98,297	3,069,815
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
SPECIALIZED REITS – continued
Timber REITs – continued
Weyerhaeuser Co.		510,878	$15,918,959
			21,290,172
TOTAL SPECIALIZED REITS	386,663,742
TOTAL COMMON STOCKS (Cost $1,082,518,763)			1,050,595,391
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.76% (b) (Cost $1,460,000)		1,460,000	1,460,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,083,978,763)	1,052,055,391
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	294,844
NET ASSETS – 100.0%	$1,052,350,235

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $75,600 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Dow Jones U.S. Real Estate Index Contracts (United States)	36	December 2024	$1,360,440	$(30,440)	$(30,440)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise,
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comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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